Trade Receivables and Trade Payables - Schedule of Trade Receivables Non-Current and Current (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Non-current
Project retention receivables	RM 2,195,683	$ 521,230	RM 2,478,739
Current
Trade receivables	19,435,129	4,613,680	16,195,071
Project retention receivables	3,363,472	798,450	1,168,425
Accrued liquidated ascertained damages to sub-contractors	831,374	197,359	2,011,284
Less: Provision for expected credit loss	(853,500)	(202,611)	(580,425)
Total current trade receivables	22,776,475	5,406,878	18,794,355
Total trade receivables	24,972,158	5,928,108	21,273,094
Increase/(Decrease) in provision for expected credit loss	(273,075)	(72,922)	552,876
Increase in total trade receivables	RM 3,699,064	$ 878,116	RM 5,371,214